Revenues	6 Months Ended
Jun. 30, 2018
Revenues [abstract]
REVENUES

NOTE 6 - REVENUES

A.	Revenues by geographical area (based on the location of customers):

	Six months ended June 30		Three months ended June 30
	2017	2018	2017	2018
	NIS in thousands		NIS in thousands
United states and Canada	36	1,129	36	472

Europe	417	303	165	181

Total	453	1,432	201	653

B.	Major customers

Set forth below is a breakdown of Company's revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain period):

	Six months ended June 30		Three months ended June 30
	2017	2018	2017	2018
	NIS in thousands		NIS in thousands
Customer A	-	933	-	326

Customer B	297	213	94	156

Customer C	120	65	71	-

Customer D	-	141	-	141